The following is a geographical breakdown of income/loss before the provision for income tax, for the years ended December 31, 2021 and 2020: (Details) - T U R N O N G R E E N I N C [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pre-tax income (loss)
U.S. Federal	$ (1,827,000)	$ (568,000)
Foreign
Total	$ (1,827,000)	$ (568,000)